Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - General and administrative expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses
Gains (losses) on change in fair value of investments	€ 97,375	€ (9,762)
FCPA related charge		(77,200)	€ (200,000)
Income attributable to a consent agreement on certain pharmaceuticals	60,471	53,283	17,524
Net gain related to variable payments outstanding for acquisitions	41,537	36,327	2,685
Net gain (loss) from sale of fixed assets	(28,911)	6,041	31,959
Gain (loss) from settlement of pension plan	4,754
Impairment loss on intangible assets	(932)	(64,719)
Net gains (losses) from the sale of investments	(68)	€ 1,824	€ 36,402
Restructuring costs	€ (91,689)